Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property And Equipment Net (Textual)
Depreciation expenses	$ 1,560	$ 1,226	$ 1,071
Reduction of cost and accumulated depreciation	$ 166	$ 168	$ 140